TYPE 13F-HR

PERIOD 09/30/00

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 415-956-0607

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
Check here if Amendment [  ];  Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	McKEE INVESTMENT MANAGEMENT CO., INC.

Address:  345 California Street Suite 1175
          San Francisco, CA  94104

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    415-956-0607

Signature, Place, and Date of Signing:

Barry P. Julien San Francisco, California November 15, 2000

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $158,643

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
American Elec Pwr COM 025537101  3664   93600 SH SOLE       0  0  93600
AGL Resources     COM 001204106   185    9200 SH SOLE       0  0   9200
Ameren Corp.      COM 023608102  4608  110000 SH SOLE       0  0 110000
Constellation Eng COM 210371100  1244   25000 SH SOLE       0  0  25000
CP&L Energy       COM 12614C106  1668   40000 SH SOLE       0  0  40000
CINergy           COM 172474108  3970  120000 SH SOLE       0  0 120000
CMS Energy        COM 125986100  5755  213500 SH SOLE  213500  0     0
Conectiv Inc.     COM 206829103  1673   93500 SH SOLE       0  0  93500
Conectiv Class A  COM 206829202   111    6250 SH SOLE       0  0   6250
Consolidated Edis COM 209115104  2219   65000 SH SOLE       0  0  65000
DQE, Inc.         COM 23329J104  3613   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109  3601   62000 SH SOLE       0  0  62000
Duke Energy       COM 264399106  4289   50000 SH SOLE       0  0  50000
Dynegy            COM 26816Q101  2851   50000 SH SOLE       0  0  50000
Edison Int'l      COM 281020107  7752  401000 SH SOLE  309000  0  92000
Energy East Corp. COM 29266M109   851   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  2795   75000 SH SOLE       0  0  75000
FPL Group Inc.    COM 302571104  2302   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860   701   27481 SH SOLE       0  0  27481
Genuine Parts Co  COM 372460105   477   25000 SH SOLE       0  0  25000
GPU Inc.          COM 36225X100  6670  205500 SH SOLE  145500  0  60000
Hawaiian Elect    COM 419870100  2671   75000 SH SOLE       0  0  75000
IPALCO EnterprisesCOM 462613100  2747  120000 SH SOLE       0  0 120000
Kansas City P&L   COM 485134100  7748  290100 SH SOLE  184100  0 106000
LGE Energy        COM 501917108  1467   60000 SH SOLE       0  0  60000
Lucent Technolog  COM 549463107   286   10000 SH SOLE       0  0  10000
NiSOURCE          COM 65473P105 10078  411100 SH SOLE  261100  0 150000
Northeast Utiliti COM 664397106   868   40000 SH SOLE       0  0  40000


  COLUMN TOTALS                 86811  2842831



FORM 13F INFORMATION TABLE (Continued)
              Title of       Mkt Val  Shs/  SH/ Invt Other  Votg Auth
Name of Issuer  Class  CUSIP (x$1000) PrAmt PR Discr Mgrs Sole Sh None

PG&E Corporation  COM 69331C108  3631  150000 SH SOLE       0  0 150000
PP&L Resources    COM 693499105   831   19903 SH SOLE       0  0  19903
PECO Energy       COM 693304107  9260  152850 SH SOLE   52850  0 100000
Pinnacle West Cap COM 723484101    41     800 SH SOLE       0  0    800
Public Svc Enterp COM 744573106  2012   45000 SH SOLE       0  0  45000
Philip Morris Cos COM 718154107  3974  135000 SH SOLE       0  0 135000
Qwest Commun      COM 749121109  3912   81278 SH SOLE       0  0  81278
Reliant Energy    COM 75952J108  2539   54600 SH SOLE       0  0  54600
SCANA Corp        COM 805898103   585   18931 SH SOLE       0  0  18931
Sempra Energy     COM 816851109  1979   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107  3246  100000 SH SOLE       0  0 100000
TECO Energy       COM 872375100  7167  249100 SH SOLE  179100  0  70000
TXU Corp          COM 882848104 10098  254700 SH SOLE  194700  0  60000
Unisource Energy  COM 909205106    52    3200 SH SOLE       0  0   3200
UtiliCorp United  COM 918005109  4920  190000 SH SOLE  100000  0  90000
Vectren Corp      COM 92240G101   361   17771 SH SOLE       0  0  17771
Verizon Commun    COM 92343V104   591   12200 SH SOLE       0  0  12200
Visteon           COM 92839U107    20    1309 SH SOLE       0  0   1309
Western Resources COM 959425109   461   21279 SH SOLE       0  0  21279
WPS Resources     COM 92931B106  1638   50000 SH SOLE       0  0  50000
Wisconsin Energy  COM 976657106  2794  140000 SH SOLE       0  0 140000
Xcel Energy       COM 98389B100 11722  425947 SH SOLE  302947  0 123000


COLUMN TOTALS                  71832 2218868

AGGREGATE TOTAL               158643 5061699

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